UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

PIMCO Municipal Income Fund II

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2011

Date of Reporting Period:	February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—97.1%
	Alabama—1.4%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth.
	Financing Auth. Rev., Baptist Health Systems, Inc.,
	5.00%, 11/15/30, Ser. A	Baa2/NR	$8,583,900
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/BBB+	1,063,582
2,000	State Docks Department Rev., 6.00%, 10/1/40	NR/BBB+	1,964,580
2,650	Tuscaloosa Public Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB-	2,223,562

			13,835,624

	Alaska—0.7%
3,550	Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA+	3,552,627
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,453,860

			7,006,487

	Arizona—9.6%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,149,965
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,758,785
5,000	Maricopa Cnty. Pollution Control Corp. Rev.,
	5.00%, 6/1/35, Ser. A	A1/A	4,809,400
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	Aa2/AA	26,648,622
1,500	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB-	1,326,255
	Salt River Project Agricultural Improvement &
	Power Dist. Rev., Ser. A (g),
41,100	5.00%, 1/1/37	Aa1/AA	41,149,320
10,000	5.00%, 1/1/39	Aa1/AA	9,954,600
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	8,843,730

			98,640,677

	California—13.5%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	A1/A+	5,921,160
1,430	5.00%, 4/1/34, Ser. F-1	Aa3/AA	1,375,045
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/26 (IBC-NPFGC)	Baa1/BBB	1,423,931
8,750	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	5,648,912
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	NR/A+	1,764,200
	Health Facs. Financing Auth. Rev., Ser. A,
1,500	Scripps Health, 5.00%, 11/15/36,	Aa3/AA-	1,306,155
6,300	Sutter Health, 5.00%, 11/15/42 (IBC-NPFGC)	Aa3/AA-	5,303,277
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project,
	4.75%, 9/1/34, Ser. A (AMBAC)	A2/A	1,147,530
2,000	Los Angeles Community College Dist., GO,
	5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	Aa1/AA	1,946,100
4,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	3,807,840
	Los Angeles Unified School Dist., GO,
5,000	5.00%, 7/1/30, Ser. E (AMBAC)	Aa2/AA-	4,920,550
5,000	5.00%, 7/1/32, Ser. C (AGM)	Aa2/AA+	4,865,400

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	California (continued)
$1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A (AGC)	Aa3/AA+	$1,317,375
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	1,957,700
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	1,814,978
650	Murrieta Valley Unified School Dist. Public Financing Auth.,
	Special Tax, 4.75%, 9/1/36, Ser. A	Aa3/AA+	525,213
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian,
	5.875%, 12/1/30	Aa3/AA	3,082,710
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	455,580
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	1,886,560
2,000	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	1,901,500
	State, GO,
3,300	4.50%, 8/1/27	A1/A-	3,034,020
1,000	4.50%, 8/1/30	A1/A-	884,920
1,100	4.50%, 10/1/36	A1/A-	921,250
7,000	5.00%, 12/1/31 (NPFGC)	A1/A-	6,797,070
2,925	5.00%, 11/1/32	A1/A-	2,801,653
1,590	5.00%, 6/1/37	A1/A-	1,454,405
5,200	5.125%, 8/1/36	A1/A-	4,900,584
2,500	5.25%, 3/1/38	A1/A-	2,382,250
5,945	5.25%, 11/1/40	A1/A-	5,645,194
5,750	5.50%, 3/1/40	A1/A-	5,668,005
10,500	6.00%, 4/1/38	A1/A-	10,776,255
2,300	State Univ. Rev., 5.00%, 11/1/30, Ser. A (AMBAC)	Aa2/A+	2,213,474
	Statewide Communities Dev. Auth. Rev.,
3,820	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(b)	NR/NR	3,331,651
1,000	Cottage Health, 5.00%, 11/1/40	NR/A+	846,830
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/NR	6,163,410
19,500	6.75%, 2/1/38	Aa2/NR	21,273,330
4,000	Sutter Health, 6.00%, 8/15/42, Ser. A	Aa3/AA-	3,977,440
4,725	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	3,919,009

			139,362,466

	Colorado—1.3%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	5,266,980
2,750	City & Cnty. of Denver Airport Rev., 5.00%, 11/15/25, Ser. B (AGM)	Aa3/AA+	2,750,385
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	905,960
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	NR/NR	798,870
500	Evangelical Lutheran, 6.125%, 6/1/38	A3/A-	501,035
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	Inc. Project, 5.875%, 6/1/37 (a)(b)	NR/CCC	1,290,120
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,486,271
600	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	Aa3/A-	605,562

			13,605,183

	Connecticut—0.1%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	NR/NR	1,268,862

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Delaware—0.1%
$1,000	State Economic Dev. Auth. Rev., Delmarva Power & Light Co.,
	5.40%, 2/1/31	Baa2/BBB+	$939,600

	Florida—5.4%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A-	1,063,870
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	605,100
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (g)	Aa2/AA	8,594,945
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA-	1,002,700
6,205	Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	WR/NR	6,130,788
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.625%, 11/15/37, Ser. B	Aa3/AA-	2,932,830
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	Aa1/AA	7,043,458
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	2,710,470
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,369,141
500	Sarasota Cnty. Health Facs. Auth. Rev.,
	5.75%, 7/1/37	NR/NR	388,335
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	Aa1/AAA	7,806,701
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/BBB	4,085,750
10,000	Tallahassee Rev., 5.00%, 10/1/37 (g)	Aa1/AA+	9,898,000

			55,632,088

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	A1/NR	1,414,785
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project,
	5.25%, 7/1/37	NR/NR	2,084,913

			3,499,698

	Illinois—10.3%
	Chicago, GO, Ser. C,
10,000	5.00%, 1/1/34 (g)	Aa3/A+	8,974,500
4,065	5.50%, 1/1/40 (FGIC-NPFGC)	Aa3/A+	3,782,239
	Chicago, Special Assessment, Lake Shore East,
3,161	6.625%, 12/1/22	NR/NR	2,942,385
6,697	6.75%, 12/1/32	NR/NR	5,984,372
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AA+	1,176,113
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/BBB	4,870,150
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,159,650
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	17,825,685
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (d)	NR/NR	62,345
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	917,280
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	728,280
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	Baa1/BBB+	1,911,180
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (g)	Aa1/AA	5,154,550
42,970	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	WR/A	43,220,085
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,139,820
2,900	7.00%, 1/1/28	NR/NR	2,461,259

			106,309,893

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Indiana—0.7%
	Finance Auth. Rev.,
$1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	$1,537,695
2,500	United States Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,452,375
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(b)	NR/NR	721,750
1,900	7.50%, 9/1/22 (c)	NR/NR	1,917,822

			6,629,642

	Iowa—4.0%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	175,258
1,075	5.50%, 11/15/37	NR/NR	681,367
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	3,886,605
850	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	493,297
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	36,361,160

			41,597,687

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	514,075
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	NR/NR	623,756

			1,137,831

	Kentucky—0.3%
2,500	Economic Dev. Finance Auth. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,405,250
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	937,810

			3,343,060

	Louisiana—4.3%
450	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	Ba2/BBB-	453,478
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	A3/BBB+	707,438
1,000	6.00%, 10/1/44	A3/BBB+	951,580
3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	2,713,524
43,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	39,387,038

			44,213,058

	Maryland—0.7%
1,000	Health & Higher Educational Facs. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,000,420
1,400	Charlestown Community, 6.25%, 1/1/41	NR/NR	1,343,328
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	702,617
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	3,748,153

			6,794,518

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Massachusetts—0.8%
	Dev. Finance Agcy. Rev.,
	Adventcare Project,
$4,610	6.75%, 10/15/37, Ser. A	NR/NR	$3,982,902
580	7.625%, 10/15/37	NR/NR	556,719
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	NR/BBB	1,005,300
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	2,957,043

			8,501,964

	Michigan—3.1%
1,000	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	971,650
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,904,164
800	Public Educational Facs. Auth. Rev., Bradford Academy,
	6.50%, 9/1/37 (a)(b)	NR/BBB-	739,016
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	A1/A	3,402,660
5,000	State Hospital Finance Auth. Rev.,
	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,025,800
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	12,942,990
1,925	6.00%, 4/1/22	A2/A	1,949,582
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	4,051,740

			31,987,602

	Minnesota—0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB-	129,009
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	225,932
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,262,460
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,345,165
1,530	6.125%, 10/1/39	NR/NR	1,356,865
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	NR/NR	402,025
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	376,076

			6,097,532

	Mississippi—0.4%
3,605	Business Finance Corp. Rev., System Energy Res., Inc. Project,
	5.875%, 4/1/22	Ba1/BBB	3,525,978
740	Dev. Bank Special Obligation Rev., Capital Projects and
	Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	WR/NR	716,853

			4,242,831

	Missouri—1.8%
20,000	JT Municipal Electric Utility Commission Rev.,
	5.00%, 1/1/42, Ser. A (AMBAC)	A3/NR	18,069,200

	Nevada—1.0%
	Clark Cnty., GO (FGIC-NPFGC),
10,000	4.75%, 11/1/35	Aa1/AA+	9,181,100
1,450	5.00%, 6/1/31	Aa1/AA+	1,444,403

			10,625,503

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New Hampshire—0.2%
$2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	$1,923,080
360	Health & Education Facs. Auth. Rev., Catholic Medical Center,
	6.125%, 7/1/32, Ser. A	Baa1/BBB+	348,527

			2,271,607

	New Jersey—3.5%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project,
	5.625%, 1/1/38	NR/NR	760,950
	Economic Dev. Auth., Special Assessment,
	Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	Ba2/NR	3,940,720
11,405	5.75%, 4/1/31	Ba2/NR	10,488,608
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	436,265
2,000	MSU Student Housing Project, 5.875%, 6/1/42	Baa3/NR	1,821,180
3,300	Educational Facs. Auth. Rev., Fairleigh Dickinson Univ.,
	6.00%, 7/1/25, Ser. D	NR/NR	3,283,995
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB-	1,249,245
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,589,190
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	1,991,020
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	Baa3/BB+	2,019,567
13,150	5.00%, 6/1/41	Baa3/BB-	7,907,884

			35,488,624

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	1,927,060

	New York—2.8%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	841,452
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	NR/AA	933,170
2,500	5.625%, 7/15/47	NR/A	2,411,825
1,250	6.375%, 7/15/49	NR/BBB-	1,248,987
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,472,402
10,000	5.25%, 10/1/35 (g)	A1/A	9,783,400
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	991,342
2,830	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	2,801,191
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (g)	Aa2/AA+	3,827,480
2,000	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	1,961,260
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	A3/A-	1,749,860
705	State Environmental Facs. Corp. Rev., 5.25%, 12/15/23, Ser. A	NR/AAA	776,275
250	Suffolk Cnty. Industrial Dev. Agcy. Rev.,
	New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	239,315

			29,037,959

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	North Carolina—0.5%
$5,000	Capital Facs. Finance Agcy. Rev., Duke Energy,
	4.625%, 11/1/40, Ser. A	A1/A	$4,416,400
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	466,988
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	747,660

			5,631,048

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,350,538

	Ohio—1.3%
1,000	Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	1,033,090
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,502,475
500	Lorain Cnty. Port Auth. Rev.,
	6.75%, 12/1/40	Ba2/BB	505,975
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	1,020,350
	State Rev.,
550	Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	540,425
3,000	Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	Aa2/AA-	2,966,040

			13,568,355

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	A2/A+	999,930
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa2/AA-	1,149,860

			2,149,790

	Pennsylvania—5.1%
	Cumberland Cnty. Municipal Auth. Rev.,
	Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	654,795
670	6.00%, 7/1/35, Ser. A	NR/BBB-	578,920
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,731,560
850	Higher Educational Facs. Auth. Rev.,
	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	816,017
400	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	372,268
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	491,445
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,805,050
3,750	5.125%, 6/1/32	NR/A	3,494,738
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., 5.375%, 8/1/38 (FHA)	Aa2/AA	8,338,245
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	17,020,060
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,600,464
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	488,435
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev.,
	Excela Health Project, 5.125%, 7/1/30	A3/NR	916,910

			52,308,907

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Puerto Rico—0.9%
$10,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	A1/A+	$8,995,000

	Rhode Island—5.5%
65,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	56,668,580

	South Carolina—1.5%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A+	930,460
	Jobs-Economic Dev. Auth. Rev., Ser. B,
500	Anmed Health, 5.50%, 2/1/38 (AGC)	NR/AA+	495,810
13,850	Bon Secours Health System, 5.625%, 11/15/30	A3/A-	13,283,951
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,020,500

			15,730,721

	Tennessee—0.7%
1,750	Claiborne Cnty. Industrial Dev. Board Rev.,
	Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,751,575
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	927,960
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	412,480
	Tennessee Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa3/BBB	2,896,590
700	5.25%, 9/1/21, Ser. A	Ba3/B	687,274
700	5.25%, 9/1/22, Ser. A	Ba3/B	685,818

			7,361,697

	Texas—12.0%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	134,360
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	5,867,095
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	2,481,950
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,745,425
12,700	5.50%, 10/1/39	Aa2/AA	12,466,066
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	469,693
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	420,799
15,300	6.25%, 12/15/26, Ser. D	A2/A	15,843,456
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A1/A+	10,244,998
10,300	5.50%, 12/15/38	A1/A+	10,324,926
	North Texas Tollway Auth. Rev.,
5,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A-	4,896,255
5,000	5.625%, 1/1/33, Ser. B	A2/A-	4,928,500
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,172,196
1,250	6.25%, 1/1/39, Ser. A	A2/A-	1,277,775
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Ca/NR	683,180
10,000	San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32 (g)	Aa1/AA	10,198,500
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	NR/BBB	250,855
	State, Mobility Fund, GO (g),
10,025	4.75%, 4/1/35, Ser. A	Aaa/AA+	9,799,538
17,500	4.75%, 4/1/36	Aaa/AA+	16,926,525
1,000	State Public Finance Auth. Rev., Charter School Finance Corp.,
	5.875%, 12/1/36, Ser. A	Baa3/BBB-	914,130
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	7,318,186

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Texas (continued)
$3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	$3,205,350

			123,569,758

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,005,810
1,000	Henrico Cnty. Economic Dev. Auth. Rev., Bon Secours Health System,
	4.50%, 11/1/42, Ser. B-1 (AGC)	Aa3/AA+	838,380
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	1,175,080

			3,019,270

	Washington—1.4%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	1,340,755
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,070,590
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	12,139,790

			14,551,135

	Wisconsin—0.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	89,618
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,040,300

			1,129,918

	Total Municipal Bonds & Notes (cost—$1,039,174,713)		1,000,100,973

VARIABLE RATE NOTES (f) —2.8%
	California—0.4%
5,000	Health Facs. Financing Auth. Rev., 12.25%, 11/15/36, Ser. 3193 (a)(b)(e)	NR/NR	4,070,100

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	Aa3/AA-	1,710,373

	Illinois—1.2%
6,000	Chicago, GO, 15.13%, 1/1/34, Ser. 3190 (a)(b)(e)	NR/NR	4,461,780
4,500	Metropolitan Pier & Exposition Auth. Rev.,
	12.78%, 6/15/50, Ser. 3217 (a)(b)(e)	NR/AAA	3,442,680
5,000	State, GO, 12.62%, 4/1/27, Ser. 783 (AGC) (a)(b)(e)	Aa3/NR	4,766,200

			12,670,660

	Texas—0.8%
3,335	JPMorgan Chase Putters/Drivers Trust Rev.,
	17.859%, 5/15/18, Ser. 3709 (a)(b)(e)	NR/AAA	3,459,395
5,365	State, GO, 11.59%, 4/1/37, Ser. 3197 (a)(b)(e)	NR/NR	4,915,950

			8,375,345

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachia Power,
	5.375%, 12/1/38, Ser. A	Baa2/BBB	1,841,980

	Total Variable Rate Notes (cost—$33,661,263)		28,668,458

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2011 (unaudited)

Principal
Amount
(000s)		Value*

SHORT-TERM INVESTMENT—0.1%
U.S. Treasury Obligations—0.1%
	U.S. Treasury Bills,
$1,170	0.159%, 8/25/11 (h)(i) (cost—$1,169,099)	$1,169,099

	Total Investments (cost—$1,074,005,075) (j)—100.0%	$1,029,938,530

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $31,198,642, representing 3.0% of total investments.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued. To be settled after February 28, 2011.
(d)	In default.
(e)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2011.

(f)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2011.

(g)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(i)	Rates shown are the effective yields at purchase date.
(j)

At February 28, 2011, the cost basis of investments for federal income tax purposes was $986,462,356. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $21,392,293; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $64,513,393; and net unrealized depreciation for federal income tax purposes was $43,121,100. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:
AGC — insured by Assured Guaranty Corp.
AGM — insured by Assured Guaranty Municipal Corp.
AMBAC — insured by American Municipal Bond Assurance Corp.
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
NPFGC — insured by National Public Finance Guarantee Corp.
NR — Not Rated
PSF — Public School Fund
WR — Withdrawn Rating

Other Investments:

(A) Interest rate swap agreements outstanding at February 28, 2011:

			Rate Type			Upfront Premiums Paid(Received)

Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value		Unrealized Depreciation

Citigroup	$37,400	6/20/42	(4.75)%	3-Month USD-LIBOR	$(1,036,451)	$(635,800)	$(400,651)
Goldman Sachs	18,700	6/20/42	(4.75)%	3-Month USD-LIBOR	(518,226)	147,730	(665,956)
Morgan Stanley	23,200	6/20/42	(4.75)%	3-Month USD-LIBOR	(642,932)	371,200	(1,014,132)

					$(2,197,609)	$(116,870)	$(2,080,739)

LIBOR - London Inter-Bank Offered Rate

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 28, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/11

Investments in Securities - Assets
Municipal Bonds & Notes	—	$1,000,100,973	—	$1,000,100,973
Variable Rate Notes	—	28,668,458	—	28,668,458
Short-Term Investment	—	1,169,099	—	1,169,099

Total Investments in Securities - Assets	—	$1,029,938,530	—	$1,029,938,530

Other Financial Instruments* - Liabilities
Interest Rate Contracts	—	$(2,080,739)	—	$(2,080,739)

Total Investments	—	$1,027,857,791	—	$1,027,857,791

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended February 28, 2011.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011